NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
Components of newbuildings

(in thousands of $)	2012	2011
Purchase price installments	418,062	186,159
Interest costs capitalized	13,897	3,610
Other costs capitalized	3,900	331
	435,859	190,100